SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Leases
2026	$ 63,651
Total undiscounted lease obligations	63,651
Less: imputed interest	(935)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$ 62,716	$ 154,254